Business Combinations (Tables)	6 Months Ended
Jun. 30, 2012
PriceSpective LLC
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:
February 28
2012
(in thousands)
Property, plant and equipment	$256
Goodwill*	53,373
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,846)
Total	$52,132
* Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services.

BeijingWits Medical Limited
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:
February 15
2012
(in thousands)
Property, plant and equipment	$172
Goodwill*	15,139
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Non current assets	48
Current liabilities	(1,007)
Total	$16,000

* Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China.

Firecrest Clinical Limited
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:
July 14
2011
(in thousands)
Property, plant and equipment	$687
Goodwill*	48,607
Intangible asset – technology asset	11,169
Intangible asset – customer relationships	5,243
Intangible asset – order backlog	1,172
Intangible asset - trade name	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Purchase price	$69,025

* Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.

Oxford Outcomes Limited
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:
January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill*	35,583
Intangible asset – customer relationships	6,648
Intangible asset – order backlog	618
Cash and cash equivalents	6,335
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Purchase price	$52,335

* Goodwill represents the cost of established workforce with experience in specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation and is not tax deductible.